Securities - Realized Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Net gains on sales of AFS debt securities	$ 1,138	$ 1,481	$ 1,380
Debt securities
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross gains	1,174	1,504	1,429
Gross losses	(36)	(23)	(49)
Net gains on sales of AFS debt securities	1,138	1,481	1,380
Income tax expense attributable to realized net gains on sales of AFS debt securities	$ 432	$ 563	$ 511